RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision of Gaming Related Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	$ 27,223	$ 25,576	$ 21,445
Entertainment [Member]
Revenues (services provided by the Group):
Revenues	361	25	7,685
Costs and expenses (services provided to the Group):
Costs and expenses	2,207	2,273	4,521
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Sale and purchase of assets:
Sale of property and equipment and other long-term assets	1,695	2,692	1,323
Transfer-in of other long-term assets	5,167	7,206	17,516
Purchases of intangible assets	192	3,938	0
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Provision of Gaming Related Services [Member]
Revenues (services provided by the Group):
Revenues	(1,455)	(42,682)	393,512
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Rooms Food and Beverage [Member]
Revenues (services provided by the Group):
Revenues	48,978	30,468	92,584
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Services Fee [Member]
Revenues (services provided by the Group):
Revenues	24,906	26,151	39,470
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Entertainment [Member]
Revenues (services provided by the Group):
Revenues	361	25	7,685
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff Costs Recharges [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	59,676	65,515	89,273
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Corporate Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	32,354	32,354	34,519
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Other Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	16,696	14,118	16,117
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff costs for construction and renovation work capitalized [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	11,362	10,949	7,864
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Purchase of Goods and Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	$ 149	$ 151	523
Joint Venture and Subsidiary of MECOM Power and Construction Limited [Member] | Transactions with affiliated companies [Member]
Sale and purchase of assets:
Purchase of property and equipment			4,328
Joint Venture and Subsidiary of MECOM Power and Construction Limited [Member] | Transactions with affiliated companies [Member] | Consultancy Fee Expense [Member]
Costs and expenses (services provided to the Group):
Costs and expenses			$ 3,096